Exploration and Evaluation Costs - Exploration and Evaluation Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	CAD 24,593
Expensed exploration expenditures previously capitalized	6	CAD 86
Property, plant and equipment, ending balance	24,078	24,593
Tangible exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,066	1,091
Additions	224	95
Disposals	0	(6)
Transfers to oil and gas properties (note 9)	(377)	(18)
Expensed exploration expenditures previously capitalized	(6)	(86)
Exchange adjustments	(69)	(10)
Property, plant and equipment, ending balance	CAD 838	CAD 1,066